Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Common shares	Treasury shares	Additional paid-in capital	Retained earnings (deficit)	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2019	$ 180,119	$ 225,966	$ (15,911)	$ 49,919	$ (79,855)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	49,208				49,208
Unrealized foreign currency translation gain	0
Dividends ($0.16 per share)	(4,508)				(4,508)
Exercise of stock options	537	895		(358)
Conversion of convertible debentures	38,066	38,066
Share purchase programs	(9,108)	(9,863)		755
Purchase of treasury shares	(9,893)		(9,893)
Stock-based compensation	4,022		7,802	(3,780)
Ending balance at Dec. 31, 2020	248,443	255,064	(18,002)	46,536	(35,155)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	51,408				51,408
Unrealized foreign currency translation gain	2					2
Dividends ($0.16 per share)	(4,390)				(4,390)
Exercise of stock options	519	859		(340)
Share purchase programs	(16,519)	(8,979)		(7,540)
Purchase of treasury shares	(5,500)		(5,500)
Stock-based compensation	4,500		5,700	(1,200)
Ending balance at Dec. 31, 2021	$ 278,463	$ 246,944	$ (17,802)	$ 37,456	$ 11,863	$ 2